Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)		Sep. 30, 2023	Jun. 30, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Accrued professional fees	[1]	$ 2,106,464	$ 398,781
Bonus payable to executive officers	[2]	395,096
Total other payables and accrued liabilities		$ 2,501,560	$ 398,781

[1]	The balance of accrued professional fees represented amount due to third parties service providers which include audit fee, legal fee and consulting fee related to capital raising, and consulting fee related research and development.
[2]	Bonus payable to executive officer represents balance payable to the Company’s executive officer in recognition for services they rendered.